Label	Element	Value
Class A Prospectus | PIA High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PIA High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 14 of the Fund’s statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 50 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments (“junk bonds”), defined as bonds, convertible securities, forward commitments, loan participations and assignments, preferred stocks and Rule 144A securities. High yield instruments are securities rated below investment grade as defined by the Bloomberg index methodology, or Bond rating services currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, determined by the Adviser to be of comparable quality.
The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.
The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Bloomberg U.S. Corporate High-Yield Index (the “Bloomberg Index”) at any point in time. The Bloomberg Index had a duration of 3.01 years as of January 31, 2025. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.
From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 50% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe. The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure. Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 50% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual total returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. As of the date of this Prospectus, Class A shares had not commenced operations. For that reason, the performance information below is that of the Fund’s Institutional Class shares. Effective at the close of business on December 31, 2014, the former Investor Class shares of the Fund were re-designated as Institutional Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Class A shares had not commenced operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificincome.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 11.80% (quarter ended June 30, 2020) and the lowest total return for a quarter was -14.97% (quarter ended March 31, 2020).

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	As of the date of this Prospectus, Class A shares had not commenced operations. For that reason, the performance information below is that of the Fund’s Institutional Class shares.
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 of the Institutional Class reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. Both the Institutional Class and Class A shares of the Fund are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ. Class A shares may have higher expenses and thus returns would be lower than those shown in the table.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Class A Prospectus | PIA High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Class A Prospectus | PIA High Yield Fund | High Yield Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
Class A Prospectus | PIA High Yield Fund | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
Class A Prospectus | PIA High Yield Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
Class A Prospectus | PIA High Yield Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
Class A Prospectus | PIA High Yield Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
Class A Prospectus | PIA High Yield Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The value of the Fund’s investments in fixed income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
Class A Prospectus | PIA High Yield Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.
Class A Prospectus | PIA High Yield Fund | ETF And Mutual Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
Class A Prospectus | PIA High Yield Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.
Class A Prospectus | PIA High Yield Fund | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Class A Prospectus | PIA High Yield Fund | Loan Participation And Assignment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
Class A Prospectus | PIA High Yield Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
Class A Prospectus | PIA High Yield Fund | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Class A Prospectus | PIA High Yield Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Class A Prospectus | PIA High Yield Fund | Bloomberg U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. High Yield Corporate Bond Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Class A Prospectus | PIA High Yield Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 504
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	791
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,100
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,974
Class A Prospectus | PIA High Yield Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2015	rr_AnnualReturn2015	(1.52%)
Annual Return 2016	rr_AnnualReturn2016	14.51%
Annual Return 2017	rr_AnnualReturn2017	8.04%
Annual Return 2018	rr_AnnualReturn2018	(2.77%)
Annual Return 2019	rr_AnnualReturn2019	11.06%
Annual Return 2020	rr_AnnualReturn2020	8.02%
Annual Return 2021	rr_AnnualReturn2021	7.37%
Annual Return 2022	rr_AnnualReturn2022	(11.16%)
Annual Return 2023	rr_AnnualReturn2023	16.53%
Annual Return 2024	rr_AnnualReturn2024	10.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
Label	rr_AverageAnnualReturnLabel	Return before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	10.33%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.78%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.71%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010	[3]
Class A Prospectus | PIA High Yield Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions	[3]
1 Year	rr_AverageAnnualReturnYear01	6.92%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.73%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.79%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[3]
Class A Prospectus | PIA High Yield Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	6.02%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.03%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[3]
Institutional Class Prospectus | PIA High Yield Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PIA High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the temporary expense limitation only in the first year). You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund, which are not reflected in this table.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of domestic and foreign high yield instruments (“junk bonds”), defined as bonds, convertible securities, forward commitments, loan participations and assignments, preferred stocks and Rule 144A securities. High yield instruments are securities rated below investment grade as defined by the Bloomberg index methodology, or Bond rating services currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, determined by the Adviser to be of comparable quality.
The remainder of the Fund’s assets may be invested in investment grade instruments including bonds, debt securities, convertible securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities, and loan participations and assignments.
The average portfolio duration of the Fund normally varies within two years (plus or minus) of the duration of the Bloomberg U.S. Corporate High-Yield Index (the “Bloomberg Index”) at any point in time. The Bloomberg Index had a duration of 3.01 years as of January 31, 2025. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.
The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries.
From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 50% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
In selecting investments for the Fund, the Adviser will consider the risks and opportunities presented by the industries within the high yield universe. The Adviser evaluates the bond issuers within the selected industries and identifies those investments which the Adviser believes have favorable risk reward characteristics and match the Adviser’s investing philosophy. The Adviser evaluates various criteria such as historical and future expected financial performance, management tenure and experience, capital structure, free cash flow generation, barriers to entry, security protections, yield and relative value, and ownership structure. Investments are targeted that have individual yield premiums which appear to be favorable and are viewed by the Adviser as having a comparable or lower probability of default and/or loss risk.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to 10% of its net assets in securities and instruments that are economically tied to emerging market countries. From time to time, the Fund may experience significant inflows; if this occurs, the Fund may, on a temporary or interim basis, invest these new assets (potentially in an amount which may approach up to 50% of the Fund’s total net assets if new flows were extremely large relative to the Fund’s current assets) in other investment companies, including exchange-traded funds (“ETFs”), until such time as the Adviser can identify and invest in appropriate high yield instruments in accordance with the Fund’s principal strategy. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual total returns for the 1-year, 5-years, 10-years and since inception periods compare with those of a broad measure of market performance and a secondary benchmark that is more representative of the Fund’s investment strategy. Effective at the close of business on December 31, 2014, the former Investor Class shares were re-designated as Institutional Class shares. The performance shown below reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the former Investor Class shares. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.pacificincome.com/mutual-funds or by calling the Fund toll-free at 1-800-251-1970.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-251-1970
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificincome.com/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Fund’s Institutional Class highest total return for a quarter was 11.80% (quarter ended June 30, 2020) and the lowest total return for a quarter was -14.97% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Institutional Class Prospectus | PIA High Yield Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Losing all or a portion of your investment is a risk of investing in the Fund.
Institutional Class Prospectus | PIA High Yield Fund | High Yield Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.
Institutional Class Prospectus | PIA High Yield Fund | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
Institutional Class Prospectus | PIA High Yield Fund | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
Institutional Class Prospectus | PIA High Yield Fund | General Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
•General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Institutional Class Prospectus | PIA High Yield Fund | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
Institutional Class Prospectus | PIA High Yield Fund | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.
Institutional Class Prospectus | PIA High Yield Fund | Liquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.
Institutional Class Prospectus | PIA High Yield Fund | ETF And Mutual Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.
Institutional Class Prospectus | PIA High Yield Fund | Preferred Stock Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Preferred Stock Risk. Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.
Institutional Class Prospectus | PIA High Yield Fund | Foreign And Emerging Market Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
Institutional Class Prospectus | PIA High Yield Fund | Loan Participation And Assignment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.
Institutional Class Prospectus | PIA High Yield Fund | Rule 144A Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.
Institutional Class Prospectus | PIA High Yield Fund | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.
Institutional Class Prospectus | PIA High Yield Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Institutional Class Prospectus | PIA High Yield Fund | Bloomberg U.S. High Yield Corporate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. High Yield Corporate Bond Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Institutional Class Prospectus | PIA High Yield Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PHYSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,183
Annual Return 2015	rr_AnnualReturn2015	(1.52%)
Annual Return 2016	rr_AnnualReturn2016	14.51%
Annual Return 2017	rr_AnnualReturn2017	8.04%
Annual Return 2018	rr_AnnualReturn2018	(2.77%)
Annual Return 2019	rr_AnnualReturn2019	11.06%
Annual Return 2020	rr_AnnualReturn2020	8.02%
Annual Return 2021	rr_AnnualReturn2021	7.37%
Annual Return 2022	rr_AnnualReturn2022	(11.16%)
Annual Return 2023	rr_AnnualReturn2023	16.53%
Annual Return 2024	rr_AnnualReturn2024	10.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.97%)
Label	rr_AverageAnnualReturnLabel	Return before Taxes	[6]
1 Year	rr_AverageAnnualReturnYear01	10.33%	[6]
5 Years	rr_AverageAnnualReturnYear05	5.78%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.71%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010	[6]
Institutional Class Prospectus | PIA High Yield Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions	[6]
1 Year	rr_AverageAnnualReturnYear01	6.92%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.73%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.79%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%	[6]
Institutional Class Prospectus | PIA High Yield Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return after Taxes on Distributions and Sale of Fund Shares	[6]
1 Year	rr_AverageAnnualReturnYear01	6.02%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.05%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.03%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[6]

[1]
(1)Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets (before fee waivers) in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”). AFFE are the indirect costs of investing in other investment companies, such as money market funds.

[2]	Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.65% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through March 31, 2026, and may be terminated only by the Trust’s Board of Trustees (the “Board”). Effective March 31, 2025, the Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, at the time such amounts were waived or at the time of recoupment, whichever is lower.
[3]	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 of the Institutional Class reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class. Both the Institutional Class and Class A shares of the Fund are invested in the same portfolio of securities. Annual returns will differ only to the extent the expenses of the classes differ. Class A shares may have higher expenses and thus returns would be lower than those shown in the table.
[4]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets (before fee waivers) in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include expenses of 0.01% attributed to acquired fund fees and expenses (“AFFE”). AFFE are the indirect costs of investing in other investment companies, such as money market funds.
[5]	Pacific Income Advisers, Inc. (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.65% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through March 31, 2026, and may be terminated only by the Trust’s Board of Trustees (the “Board”). Effective March 31, 2025, the Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap, at the time such amounts were waived or at the time of recoupment, whichever is lower.
[6]	The former Investor Class shares were re-designated as Institutional Class shares at the close of business on December 31, 2014. Performance shown prior to January 1, 2015 reflects the performance of the former Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.